Losses per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Losses per Share [Abstract]
Net loss	$ (9,590)	$ (11,859)
Weighted average common shares outstanding - basic and diluted (in shares)	35,217,339	19,370,412
Net loss per common share - basic and diluted (in dollars per share)	$ (0.27)	$ (0.61)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities not included in computation of diluted EPS (in shares)	40,456,590	27,882,890
Non-Vested Equity Incentive Plan Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities not included in computation of diluted EPS (in shares)	652,700	144,000
Convertible Promissory Note Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities not included in computation of diluted EPS (in shares)	27,738,890	27,738,890
Public Shares Under Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities not included in computation of diluted EPS (in shares)	12,065,000	0